Notes to the Balance Sheet - Summary of Accrued Expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses [Line Items]
Audit fees and other audit-related costs	€ (2,458)	€ (2,258)
Accrued expenses [member]
Accrued Expenses [Line Items]
External laboratory services	78,737	65,026
Accrued personnel expenses for payments to employees and management	19,489	29,666
Accrued Outstanding Expense	11,908	12,515
Accruals for Revenue Deductions from Product Sales	2,364	1,998
Expenses for legal advice	1,091	169
Audit fees and other audit-related costs	1,790	703
License payments	2,039	2,978
Accrued Liabiity Current	€ 117,418	€ 113,055